Financial assets and liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 129,975	$ 161,551	$ 38,029	$ 62,960
Borrowings	(126,870)	(121,894)
Lease liabilities	(8,274)	(6,263)
Warrant liability	(14,172)	(5,724)		$ (4,647)
Net Debt	(19,341)	27,670
Gross debt - fixed interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (135,144)	$ (128,157)